Segment Reporting - Schedule of Segment Profit by Operating Segment (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Revenue recognized at a point in time			€ 2,399
Revenue recognized over time			119
Total Revenue	[1]		2,518
Cost of Sales	[1]	€ 0	0
Gross profit	[1]		2,518
Research & Development expenses	[1]	(12,706)	(11,136)
General & administrative expenses	[1]	(4,506)	(5,457)
Net Other income/(loss)		1,262	(4,717)
Operating loss	[1]	(15,950)	(18,791)
Net Financial income/(loss)		(15)	332
Loss before taxes	[1]	(15,965)	(18,459)
Income Taxes	[1]	0	0
Loss for the period	[1],[2]	(15,965)	(18,459)
Cardiology [member]
Disclosure of operating segments [line items]
Revenue recognized at a point in time			2,399
Total Revenue			2,399
Cost of Sales		0	0
Gross profit			2,399
Research & Development expenses		(93)	(272)
Net Other income/(loss)		134	(712)
Operating loss		41	1,415
Net Financial income/(loss)		94
Loss before taxes		134	1,415
Income Taxes		0	0
Loss for the period		134	1,415
Immuno-oncology [member]
Disclosure of operating segments [line items]
Revenue recognized over time			119
Total Revenue			119
Cost of Sales		0	0
Gross profit			119
Research & Development expenses		(12,612)	(10,863)
Net Other income/(loss)		927	(4,160)
Operating loss		(11,685)	(14,904)
Net Financial income/(loss)		(93)
Loss before taxes		(11,778)	(14,904)
Income Taxes		0	0
Loss for the period		(11,778)	(14,904)
Corporate [member]
Disclosure of operating segments [line items]
Cost of Sales		0	0
General & administrative expenses		(4,506)	(5,457)
Net Other income/(loss)		201	155
Operating loss		(4,305)	(5,302)
Net Financial income/(loss)		(15)	332
Loss before taxes		(4,320)	(4,970)
Income Taxes		0	0
Loss for the period		€ (4,320)	€ (4,970)

[1]	The interim condensed financial statements are unaudited financial statements
[2]	For the periods presented, the Group does not have any non-controlling interests and the loss for the period is fully attributable to owners of the parent.